SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Real estate and accumulated depreciation
Encumbrances	$ 93,127,000
Initial Cost to Company
Land	242,542,000
Buildings and Equipment	1,206,060,000
Costs Capitalized Subsequent to Acquisition	74,352,000
Cost Amount Carried at Close of Period
Land	243,611,000
Buildings and Equipment	1,279,343,000
Total	1,522,954,000
Accumulated Depreciation	(175,052,000)
Aggregate cost for federal income tax purposes	1,675,339
Useful life of buildings and improvements	40 years
Useful life of equipment	12 years
Montgomery, AL
Initial Cost to Company
Land	920,000
Buildings and Equipment	9,084,000
Costs Capitalized Subsequent to Acquisition	22,000
Cost Amount Carried at Close of Period
Land	920,000
Buildings and Equipment	9,106,000
Total	10,026,000
Accumulated Depreciation	(341,000)
Phoenix, AZ
Initial Cost to Company
Land	2,687,000
Buildings and Equipment	11,532,000
Costs Capitalized Subsequent to Acquisition	1,471,000
Cost Amount Carried at Close of Period
Land	2,729,000
Buildings and Equipment	12,961,000
Total	15,690,000
Accumulated Depreciation	(4,831,000)
Safford, AZ
Initial Cost to Company
Land	460,000
Buildings and Equipment	11,708,000
Costs Capitalized Subsequent to Acquisition	58,000
Cost Amount Carried at Close of Period
Land	460,000
Buildings and Equipment	11,766,000
Total	12,226,000
Accumulated Depreciation	(732,000)
Fresno, CA
Initial Cost to Company
Land	7,276,000
Buildings and Equipment	61,118,000
Costs Capitalized Subsequent to Acquisition	9,000
Cost Amount Carried at Close of Period
Land	7,277,000
Buildings and Equipment	61,126,000
Total	68,403,000
Accumulated Depreciation	(15,854,000)
Sacramento, CA, location 1
Initial Cost to Company
Land	2,290,000
Buildings and Equipment	35,891,000
Costs Capitalized Subsequent to Acquisition	2,420,000
Cost Amount Carried at Close of Period
Land	2,290,000
Buildings and Equipment	38,311,000
Total	40,601,000
Accumulated Depreciation	(2,775,000)
Sacramento, CA, location 2
Initial Cost to Company
Land	1,550,000
Buildings and Equipment	12,263,000
Costs Capitalized Subsequent to Acquisition	669,000
Cost Amount Carried at Close of Period
Land	1,550,000
Buildings and Equipment	12,932,000
Total	14,482,000
Accumulated Depreciation	(945,000)
Sacramento, CA, location 3
Initial Cost to Company
Land	1,450,000
Buildings and Equipment	9,465,000
Costs Capitalized Subsequent to Acquisition	1,038,000
Cost Amount Carried at Close of Period
Land	1,450,000
Buildings and Equipment	10,503,000
Total	11,953,000
Accumulated Depreciation	(318,000)
San Diego, CA, location 1
Initial Cost to Company
Land	2,916,000
Buildings and Equipment	12,456,000
Costs Capitalized Subsequent to Acquisition	1,284,000
Cost Amount Carried at Close of Period
Land	2,967,000
Buildings and Equipment	13,689,000
Total	16,656,000
Accumulated Depreciation	(5,399,000)
San Diego, CA, location 2
Initial Cost to Company
Land	4,269,000
Buildings and Equipment	18,316,000
Costs Capitalized Subsequent to Acquisition	869,000
Cost Amount Carried at Close of Period
Land	4,347,000
Buildings and Equipment	19,107,000
Total	23,454,000
Accumulated Depreciation	(7,600,000)
San Diego, CA, location 3
Initial Cost to Company
Land	685,000
Buildings and Equipment	5,530,000
Costs Capitalized Subsequent to Acquisition	423,000
Cost Amount Carried at Close of Period
Land	685,000
Buildings and Equipment	5,953,000
Total	6,638,000
Accumulated Depreciation	(1,673,000)
San Diego, CA, location 4
Initial Cost to Company
Land	5,250,000
Buildings and Equipment	10,549,000
Costs Capitalized Subsequent to Acquisition	2,223,000
Cost Amount Carried at Close of Period
Land	5,250,000
Buildings and Equipment	12,772,000
Total	18,022,000
Accumulated Depreciation	(661,000)
Stockton, CA
Initial Cost to Company
Land	563,000
Buildings and Equipment	5,470,000
Cost Amount Carried at Close of Period
Land	563,000
Buildings and Equipment	5,470,000
Total	6,033,000
Accumulated Depreciation	(57,000)
Golden, CO
Initial Cost to Company
Land	494,000
Buildings and Equipment	152,000
Costs Capitalized Subsequent to Acquisition	6,347,000
Cost Amount Carried at Close of Period
Land	495,000
Buildings and Equipment	6,498,000
Total	6,993,000
Accumulated Depreciation	(2,348,000)
Lakewood, CO, location 1
Initial Cost to Company
Land	936,000
Buildings and Equipment	9,160,000
Costs Capitalized Subsequent to Acquisition	412,000
Cost Amount Carried at Close of Period
Land	936,000
Buildings and Equipment	9,572,000
Total	10,508,000
Accumulated Depreciation	(2,355,000)
Lakewood, CO, location 2
Initial Cost to Company
Land	915,000
Buildings and Equipment	9,106,000
Costs Capitalized Subsequent to Acquisition	813,000
Cost Amount Carried at Close of Period
Land	915,000
Buildings and Equipment	9,919,000
Total	10,834,000
Accumulated Depreciation	(2,356,000)
Lakewood, CO, location 3
Initial Cost to Company
Land	1,035,000
Buildings and Equipment	9,271,000
Costs Capitalized Subsequent to Acquisition	630,000
Cost Amount Carried at Close of Period
Land	1,036,000
Buildings and Equipment	9,900,000
Total	10,936,000
Accumulated Depreciation	(2,401,000)
Lakewood, CO, location 4
Real estate and accumulated depreciation
Encumbrances	9,165,000
Initial Cost to Company
Land	2,640,000
Buildings and Equipment	23,777,000
Costs Capitalized Subsequent to Acquisition	769,000
Cost Amount Carried at Close of Period
Land	2,640,000
Buildings and Equipment	24,546,000
Total	27,186,000
Accumulated Depreciation	(1,804,000)
Washington, DC, location 1
Initial Cost to Company
Land	12,008,000
Buildings and Equipment	51,528,000
Costs Capitalized Subsequent to Acquisition	20,601,000
Cost Amount Carried at Close of Period
Land	12,227,000
Buildings and Equipment	71,910,000
Total	84,137,000
Accumulated Depreciation	(24,164,000)
Washington, DC, location 2
Initial Cost to Company
Land	26,000,000
Buildings and Equipment	25,955,000
Costs Capitalized Subsequent to Acquisition	2,039,000
Cost Amount Carried at Close of Period
Land	26,000,000
Buildings and Equipment	27,994,000
Total	53,994,000
Accumulated Depreciation	(1,534,000)
Plantation, FL
Initial Cost to Company
Land	4,800,000
Buildings and Equipment	30,592,000
Costs Capitalized Subsequent to Acquisition	135,000
Cost Amount Carried at Close of Period
Land	4,800,000
Buildings and Equipment	30,727,000
Total	35,527,000
Accumulated Depreciation	(1,276,000)
Tampa, FL
Real estate and accumulated depreciation
Encumbrances	10,247,000
Initial Cost to Company
Land	1,100,000
Buildings and Equipment	11,773,000
Costs Capitalized Subsequent to Acquisition	78,000
Cost Amount Carried at Close of Period
Land	1,100,000
Buildings and Equipment	11,851,000
Total	12,951,000
Accumulated Depreciation	(662,000)
Atlanta, GA, location 1
Initial Cost to Company
Land	425,000
Buildings and Equipment	4,119,000
Costs Capitalized Subsequent to Acquisition	119,000
Cost Amount Carried at Close of Period
Land	425,000
Buildings and Equipment	4,238,000
Total	4,663,000
Accumulated Depreciation	(920,000)
Atlanta, GA, location 2
Initial Cost to Company
Land	1,713,000
Buildings and Equipment	7,649,000
Costs Capitalized Subsequent to Acquisition	906,000
Cost Amount Carried at Close of Period
Land	1,713,000
Buildings and Equipment	8,555,000
Total	10,268,000
Accumulated Depreciation	(1,862,000)
Atlanta, GA, location 3
Initial Cost to Company
Land	372,000
Buildings and Equipment	3,600,000
Costs Capitalized Subsequent to Acquisition	148,000
Cost Amount Carried at Close of Period
Land	372,000
Buildings and Equipment	3,748,000
Total	4,120,000
Accumulated Depreciation	(812,000)
Atlanta, GA, location 4
Initial Cost to Company
Land	364,000
Buildings and Equipment	3,527,000
Costs Capitalized Subsequent to Acquisition	87,000
Cost Amount Carried at Close of Period
Land	364,000
Buildings and Equipment	3,614,000
Total	3,978,000
Accumulated Depreciation	(754,000)
Atlanta, GA, location 5
Initial Cost to Company
Land	1,122,000
Buildings and Equipment	10,867,000
Costs Capitalized Subsequent to Acquisition	337,000
Cost Amount Carried at Close of Period
Land	1,122,000
Buildings and Equipment	11,204,000
Total	12,326,000
Accumulated Depreciation	(2,482,000)
Atlanta, GA, location 6
Initial Cost to Company
Land	1,521,000
Buildings and Equipment	11,826,000
Costs Capitalized Subsequent to Acquisition	107,000
Cost Amount Carried at Close of Period
Land	1,521,000
Buildings and Equipment	11,933,000
Total	13,454,000
Accumulated Depreciation	(2,505,000)
Atlanta, GA, location 7
Initial Cost to Company
Land	10,250,000
Buildings and Equipment	27,933,000
Costs Capitalized Subsequent to Acquisition	88,000
Cost Amount Carried at Close of Period
Land	10,250,000
Buildings and Equipment	28,021,000
Total	38,271,000
Accumulated Depreciation	(873,000)
Atlanta, GA, location 8
Initial Cost to Company
Land	4,047,000
Buildings and Equipment	20,017,000
Cost Amount Carried at Close of Period
Land	4,047,000
Buildings and Equipment	20,017,000
Total	24,064,000
Accumulated Depreciation	(209,000)
Ellenwood, GA
Initial Cost to Company
Land	1,390,000
Buildings and Equipment	19,635,000
Cost Amount Carried at Close of Period
Land	1,390,000
Buildings and Equipment	19,635,000
Total	21,025,000
Accumulated Depreciation	(205,000)
Savannah, GA
Initial Cost to Company
Land	950,000
Buildings and Equipment	2,376,000
Costs Capitalized Subsequent to Acquisition	46,000
Cost Amount Carried at Close of Period
Land	950,000
Buildings and Equipment	2,422,000
Total	3,372,000
Accumulated Depreciation	(144,000)
Boise, ID, location 1
Initial Cost to Company
Land	1,152,000
Buildings and Equipment	12,755,000
Cost Amount Carried at Close of Period
Land	1,152,000
Buildings and Equipment	12,755,000
Total	13,907,000
Accumulated Depreciation	(106,000)
Boise, ID, location 2
Initial Cost to Company
Land	1,162,000
Buildings and Equipment	8,398,000
Cost Amount Carried at Close of Period
Land	1,162,000
Buildings and Equipment	8,398,000
Total	9,560,000
Accumulated Depreciation	(70,000)
Boise, ID, location 3
Initial Cost to Company
Land	1,076,000
Buildings and Equipment	7,873,000
Cost Amount Carried at Close of Period
Land	1,076,000
Buildings and Equipment	7,873,000
Total	8,949,000
Accumulated Depreciation	(66,000)
Arlington Heights, IL
Initial Cost to Company
Land	1,450,000
Buildings and Equipment	13,160,000
Costs Capitalized Subsequent to Acquisition	456,000
Cost Amount Carried at Close of Period
Land	1,450,000
Buildings and Equipment	13,616,000
Total	15,066,000
Accumulated Depreciation	(1,019,000)
Indianapolis, IN, location 1
Real estate and accumulated depreciation
Encumbrances	22,173,000
Initial Cost to Company
Land	1,250,000
Buildings and Equipment	20,018,000
Costs Capitalized Subsequent to Acquisition	360,000
Cost Amount Carried at Close of Period
Land	1,250,000
Buildings and Equipment	20,378,000
Total	21,628,000
Accumulated Depreciation	(637,000)
Indianapolis, IN, location 2
Real estate and accumulated depreciation
Encumbrances	27,101,000
Initial Cost to Company
Land	1,460,000
Buildings and Equipment	24,984,000
Costs Capitalized Subsequent to Acquisition	349,000
Cost Amount Carried at Close of Period
Land	1,460,000
Buildings and Equipment	25,333,000
Total	26,793,000
Accumulated Depreciation	(790,000)
Indianapolis, IN, location 3
Initial Cost to Company
Land	1,460,000
Buildings and Equipment	23,886,000
Costs Capitalized Subsequent to Acquisition	312,000
Cost Amount Carried at Close of Period
Land	1,460,000
Buildings and Equipment	24,198,000
Total	25,658,000
Accumulated Depreciation	(755,000)
Kansas City, KS
Initial Cost to Company
Land	640,000
Buildings and Equipment	9,932,000
Costs Capitalized Subsequent to Acquisition	741,000
Cost Amount Carried at Close of Period
Land	640,000
Buildings and Equipment	10,673,000
Total	11,313,000
Accumulated Depreciation	(623,000)
Florence, KY
Initial Cost to Company
Land	1,698,000
Buildings and Equipment	11,722,000
Cost Amount Carried at Close of Period
Land	1,698,000
Buildings and Equipment	11,722,000
Total	13,420,000
Boston, MA
Initial Cost to Company
Land	5,100,000
Buildings and Equipment	17,293,000
Costs Capitalized Subsequent to Acquisition	465,000
Cost Amount Carried at Close of Period
Land	5,100,000
Buildings and Equipment	17,758,000
Total	22,858,000
Accumulated Depreciation	(1,015,000)
Malden, MA
Initial Cost to Company
Land	1,050,000
Buildings and Equipment	31,086,000
Cost Amount Carried at Close of Period
Land	1,050,000
Buildings and Equipment	31,086,000
Total	32,136,000
Accumulated Depreciation	(2,001,000)
Quincy, MA
Initial Cost to Company
Land	2,700,000
Buildings and Equipment	9,199,000
Costs Capitalized Subsequent to Acquisition	116,000
Cost Amount Carried at Close of Period
Land	2,700,000
Buildings and Equipment	9,315,000
Total	12,015,000
Accumulated Depreciation	(433,000)
Stoneham, MA
Initial Cost to Company
Land	1,670,000
Buildings and Equipment	11,035,000
Costs Capitalized Subsequent to Acquisition	258,000
Cost Amount Carried at Close of Period
Land	1,670,000
Buildings and Equipment	11,293,000
Total	12,963,000
Accumulated Depreciation	(695,000)
Baltimore, MD
Initial Cost to Company
Land	900,000
Buildings and Equipment	8,097,000
Costs Capitalized Subsequent to Acquisition	1,139,000
Cost Amount Carried at Close of Period
Land	901,000
Buildings and Equipment	9,235,000
Total	10,136,000
Accumulated Depreciation	(3,398,000)
Germantown, MD
Initial Cost to Company
Land	2,305,000
Buildings and Equipment	9,890,000
Costs Capitalized Subsequent to Acquisition	736,000
Cost Amount Carried at Close of Period
Land	2,347,000
Buildings and Equipment	10,584,000
Total	12,931,000
Accumulated Depreciation	(4,096,000)
Landover, MD
Real estate and accumulated depreciation
Encumbrances	24,441,000
Initial Cost to Company
Land	4,110,000
Buildings and Equipment	36,371,000
Costs Capitalized Subsequent to Acquisition	114,000
Cost Amount Carried at Close of Period
Land	4,110,000
Buildings and Equipment	36,485,000
Total	40,595,000
Accumulated Depreciation	(2,577,000)
Riverdale, MD
Initial Cost to Company
Land	6,240,000
Buildings and Equipment	30,368,000
Costs Capitalized Subsequent to Acquisition	192,000
Cost Amount Carried at Close of Period
Land	6,240,000
Buildings and Equipment	30,560,000
Total	36,800,000
Accumulated Depreciation	(2,317,000)
Rockville, MD
Initial Cost to Company
Land	3,251,000
Buildings and Equipment	29,258,000
Costs Capitalized Subsequent to Acquisition	4,323,000
Cost Amount Carried at Close of Period
Land	3,251,000
Buildings and Equipment	33,581,000
Total	36,832,000
Accumulated Depreciation	(11,435,000)
Windsor Hill, MD
Initial Cost to Company
Land	1,598,000
Buildings and Equipment	10,219,000
Cost Amount Carried at Close of Period
Land	1,598,000
Buildings and Equipment	10,219,000
Total	11,817,000
Accumulated Depreciation	(21,000)
Woodlawn, MD, location 1
Initial Cost to Company
Land	2,220,000
Buildings and Equipment	14,750,000
Costs Capitalized Subsequent to Acquisition	86,000
Cost Amount Carried at Close of Period
Land	2,220,000
Buildings and Equipment	14,836,000
Total	17,056,000
Accumulated Depreciation	(708,000)
Woodlawn, MD, location 2
Initial Cost to Company
Land	1,515,000
Buildings and Equipment	6,759,000
Costs Capitalized Subsequent to Acquisition	12,000
Cost Amount Carried at Close of Period
Land	1,515,000
Buildings and Equipment	6,771,000
Total	8,286,000
Accumulated Depreciation	(324,000)
Detroit, MI
Initial Cost to Company
Land	630,000
Buildings and Equipment	18,002,000
Cost Amount Carried at Close of Period
Land	630,000
Buildings and Equipment	18,002,000
Total	18,632,000
Accumulated Depreciation	(1,200,000)
Minneapolis, MN
Initial Cost to Company
Land	3,990,000
Buildings and Equipment	18,186,000
Costs Capitalized Subsequent to Acquisition	987,000
Cost Amount Carried at Close of Period
Land	3,990,000
Buildings and Equipment	19,173,000
Total	23,163,000
Accumulated Depreciation	(1,159,000)
Roseville, MN
Initial Cost to Company
Land	672,000
Buildings and Equipment	6,045,000
Costs Capitalized Subsequent to Acquisition	1,162,000
Cost Amount Carried at Close of Period
Land	672,000
Buildings and Equipment	7,207,000
Total	7,879,000
Accumulated Depreciation	(2,604,000)
Kansas City, MO, location 1
Initial Cost to Company
Land	1,443,000
Buildings and Equipment	6,193,000
Costs Capitalized Subsequent to Acquisition	3,764,000
Cost Amount Carried at Close of Period
Land	1,780,000
Buildings and Equipment	9,620,000
Total	11,400,000
Accumulated Depreciation	(3,640,000)
Kansas City, MO, location 2
Initial Cost to Company
Land	2,776,000
Buildings and Equipment	12,070,000
Cost Amount Carried at Close of Period
Land	2,776,000
Buildings and Equipment	12,070,000
Total	14,846,000
Accumulated Depreciation	(75,000)
Jackson, MS
Initial Cost to Company
Land	440,000
Buildings and Equipment	25,458,000
Cost Amount Carried at Close of Period
Land	440,000
Buildings and Equipment	25,458,000
Total	24,898,000
Accumulated Depreciation	(265,000)
Nashua, NH
Initial Cost to Company
Land	3,000,000
Buildings and Equipment	14,052,000
Costs Capitalized Subsequent to Acquisition	88,000
Cost Amount Carried at Close of Period
Land	3,000,000
Buildings and Equipment	14,140,000
Total	17,140,000
Accumulated Depreciation	(1,172,000)
Trenton, NJ
Initial Cost to Company
Land	5,000,000
Buildings and Equipment	38,203,000
Costs Capitalized Subsequent to Acquisition	443,000
Cost Amount Carried at Close of Period
Land	5,000,000
Buildings and Equipment	38,646,000
Total	43,646,000
Accumulated Depreciation	(1,919,000)
Albuquerque, NM
Initial Cost to Company
Land	710,000
Buildings and Equipment	1,651,000
Costs Capitalized Subsequent to Acquisition	169,000
Cost Amount Carried at Close of Period
Land	710,000
Buildings and Equipment	1,820,000
Total	2,530,000
Accumulated Depreciation	(114,000)
Albany, NY
Initial Cost to Company
Land	790,000
Buildings and Equipment	6,400,000
Cost Amount Carried at Close of Period
Land	790,000
Buildings and Equipment	6,400,000
Total	7,190,000
Accumulated Depreciation	(80,000)
Buffalo, NY
Initial Cost to Company
Land	4,405,000
Buildings and Equipment	18,899,000
Costs Capitalized Subsequent to Acquisition	1,592,000
Cost Amount Carried at Close of Period
Land	4,485,000
Buildings and Equipment	20,411,000
Total	24,896,000
Accumulated Depreciation	(8,202,000)
Holtsville, NY
Initial Cost to Company
Land	6,530,000
Buildings and Equipment	17,711,000
Costs Capitalized Subsequent to Acquisition	769,000
Cost Amount Carried at Close of Period
Land	6,530,000
Buildings and Equipment	18,480,000
Total	25,010,000
Accumulated Depreciation	(602,000)
New York, NY
Initial Cost to Company
Land	36,800,000
Buildings and Equipment	66,661,000
Costs Capitalized Subsequent to Acquisition	175,000
Cost Amount Carried at Close of Period
Land	36,800,000
Buildings and Equipment	66,836,000
Total	103,636,000
Accumulated Depreciation	(2,639,000)
Salem, OR
Initial Cost to Company
Land	6,510,000
Buildings and Equipment	17,973,000
Costs Capitalized Subsequent to Acquisition	498,000
Cost Amount Carried at Close of Period
Land	6,510,000
Buildings and Equipment	18,471,000
Total	24,981,000
Accumulated Depreciation	(449,000)
Columbia, SC, location 1
Initial Cost to Company
Land	659,000
Buildings and Equipment	5,622,000
Costs Capitalized Subsequent to Acquisition	358,000
Cost Amount Carried at Close of Period
Land	659,000
Buildings and Equipment	5,980,000
Total	6,639,000
Accumulated Depreciation	(943,000)
Columbia, SC, location 2
Initial Cost to Company
Land	410,000
Buildings and Equipment	2,535,000
Costs Capitalized Subsequent to Acquisition	695,000
Cost Amount Carried at Close of Period
Land	410,000
Buildings and Equipment	3,230,000
Total	3,640,000
Accumulated Depreciation	(164,000)
Columbia, SC, location 3
Initial Cost to Company
Land	370,000
Buildings and Equipment	2,986,000
Costs Capitalized Subsequent to Acquisition	97,000
Cost Amount Carried at Close of Period
Land	370,000
Buildings and Equipment	3,083,000
Total	3,453,000
Accumulated Depreciation	(171,000)
Memphis, TN
Initial Cost to Company
Land	1,630,000
Buildings and Equipment	5,645,000
Costs Capitalized Subsequent to Acquisition	678,000
Cost Amount Carried at Close of Period
Land	1,630,000
Buildings and Equipment	6,323,000
Total	7,953,000
Accumulated Depreciation	(344,000)
Waco, TX
Initial Cost to Company
Land	2,030,000
Buildings and Equipment	8,708,000
Costs Capitalized Subsequent to Acquisition	2,123,000
Cost Amount Carried at Close of Period
Land	2,060,000
Buildings and Equipment	10,801,000
Total	12,861,000
Accumulated Depreciation	(3,510,000)
Falls Church, VA
Initial Cost to Company
Land	3,456,000
Buildings and Equipment	14,828,000
Costs Capitalized Subsequent to Acquisition	4,463,000
Cost Amount Carried at Close of Period
Land	3,519,000
Buildings and Equipment	19,228,000
Total	22,747,000
Accumulated Depreciation	(8,162,000)
Stafford, VA, location 1
Initial Cost to Company
Land	1,431,000
Buildings and Equipment	3,344,000
Costs Capitalized Subsequent to Acquisition	11,000
Cost Amount Carried at Close of Period
Land	1,431,000
Buildings and Equipment	3,355,000
Total	4,786,000
Accumulated Depreciation	(125,000)
Stafford, VA, location 2
Initial Cost to Company
Land	659,000
Buildings and Equipment	4,121,000
Costs Capitalized Subsequent to Acquisition	10,000
Cost Amount Carried at Close of Period
Land	659,000
Buildings and Equipment	4,131,000
Total	4,790,000
Accumulated Depreciation	(155,000)
S. Burlington, VT
Initial Cost to Company
Land	700,000
Buildings and Equipment	8,416,000
Cost Amount Carried at Close of Period
Land	700,000
Buildings and Equipment	8,416,000
Total	9,116,000
Accumulated Depreciation	(577,000)
Everett, WA, location 1
Initial Cost to Company
Land	2,155,000
Buildings and Equipment	9,823,000
Cost Amount Carried at Close of Period
Land	2,155,000
Buildings and Equipment	9,823,000
Total	11,978,000
Accumulated Depreciation	(123,000)
Everett, WA, location 2
Initial Cost to Company
Land	1,205,000
Buildings and Equipment	5,553,000
Cost Amount Carried at Close of Period
Land	1,205,000
Buildings and Equipment	5,553,000
Total	6,758,000
Accumulated Depreciation	(69,000)
Richland, WA, location 1
Initial Cost to Company
Land	2,515,000
Buildings and Equipment	10,790,000
Costs Capitalized Subsequent to Acquisition	706,000
Cost Amount Carried at Close of Period
Land	2,587,000
Buildings and Equipment	11,424,000
Total	14,011,000
Accumulated Depreciation	(4,550,000)
Richland, WA, location 2
Initial Cost to Company
Land	1,455,000
Buildings and Equipment	6,245,000
Costs Capitalized Subsequent to Acquisition	178,000
Cost Amount Carried at Close of Period
Land	1,455,000
Buildings and Equipment	6,423,000
Total	7,878,000
Accumulated Depreciation	(2,569,000)
Milwaukee, WI
Initial Cost to Company
Land	945,000
Buildings and Equipment	4,539,000
Costs Capitalized Subsequent to Acquisition	88,000
Cost Amount Carried at Close of Period
Land	945,000
Buildings and Equipment	4,627,000
Total	5,572,000
Accumulated Depreciation	(182,000)
Falling Waters, WV
Initial Cost to Company
Land	906,000
Buildings and Equipment	3,886,000
Costs Capitalized Subsequent to Acquisition	357,000
Cost Amount Carried at Close of Period
Land	922,000
Buildings and Equipment	4,227,000
Total	5,149,000
Accumulated Depreciation	(1,599,000)
Cheyenne, WY
Initial Cost to Company
Land	1,915,000
Buildings and Equipment	8,217,000
Costs Capitalized Subsequent to Acquisition	1,136,000
Cost Amount Carried at Close of Period
Land	1,950,000
Buildings and Equipment	9,318,000
Total	11,268,000
Accumulated Depreciation	$ (3,751,000)